DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operation [Abstract]
DISCONTINUED OPERATION
NOTE 19:-	DISCONTINUED OPERATION

a.
In December 2010, the Company, Teva and PolyHeal, entered into a series of agreements to collaborate in the development, manufacturing and commercialization of PolyHeal's wound care product, or the PolyHeal Product (“2010 PolyHeal Agreement”). Under the 2010 PolyHeal Agreement, PolyHeal granted the Company an exclusive global license to manufacture, develop and commercialize all the Polyheal Products in consideration for royalty payments. Concurrently, the Company granted Teva an exclusive global sub license to commercialize the Polyheal Products in consideration for certain royalties and milestone payments. In addition, Teva undertook to finance the Company's future development of the Polyheal Product and all of its manufacturing costs. Under the 2010 PolyHeal Agreement, Teva initially invested $ 6,750 in the Company, and undertook to invest an additional $ 6,750 in the Company subject to the achievement of a development milestone. Concurrent with Teva's investment in the Company, the Company purchased shares of PolyHeal for total consideration of $ 6,750. Additionally, the Company undertook to purchase additional shares of PolyHeal for the same amount, subject to the achievement of the same abovementioned development milestone.

b.
The Company has accounted this transaction as an acquisition of a group of assets since the assets acquired did not constitute a business as defined in IFRS 3. The Company allocated the consideration paid for the group of assets acquired based on their fair value to two identifiable assets: the license for the Polyheal Products in the amount of $ 6,333 and royalty rights arising from the Company's ownership of shares of PolyHeal in the amount of $ 417.

c.
Following the termination of the Company's collaborations with Teva under the 2010 PolyHeal Agreement, the Company's exclusive license for the PolyHeal Product expired in September 2013. As a result of the expiration of the PolyHeal license, the Company accounted for the operation related to PolyHeal as a discontinued operation in accordance with IFRS accounting standard 5, “Non-current Assets Held for Sale and Discontinued Operations" and the Company has fully impaired the license for the PolyHeal Product.

d.
On November 15, 2012, the Company informed Teva of the commencement of a feasibility study for the next generation of the PolyHeal Product, which constituted a milestone under the 2010 PolyHeal Agreement. In accordance with the terms of the agreement, Upon achievement of this milestone, Teva was to invest an additional $ 6,750 in exchange of the Company's ordinary shares and the Company was to purchase, following and pending the consummation of this investment, for an identical amount, ordinary shares of PolyHeal from its existing shareholders. The Company has not received the milestone investment from Teva.

On September 15, 2014, a Statement of Claim was filed against the Company by some shareholders of Polyheal and on November 12, 2017, the Tel Aviv District Court issued its ruling. During December 2017, the Company paid approximately $1,497 in consideration for PolyHeal's shares. Since the Company believes that the carrying amount of its royalty rights arising from the Company's ownership of shares of Polyheal would not be recoverable, a full impairment of these royalty rights is included within the loss from discontinued operation for the year ended December 31, 2017. In addition, the Company born legal expenses totaled $116 for the year ended December 31, 2017.

As of December 31, 2017, the Company recorded a full provision of $6,003 which represents the purchase price for the residual number of shares that the 2010 PolyHeal Agreements contemplate would be acquired by the Company from the shareholders of PolyHeal plus accrued interest. On December 27, 2017 the Company filed an appeal (see Note 15f).

In March 2019 the Company entered into a Settlement Agreement with the plaintiffs,which, contingent upon the Israeli Supreme Court's approval of the settlement agreement, will result in the acceptance of our appeal by the Supreme Court and the cancellation of the 2017 ruling that was issued by the District Court against MediWound (see also Note 23a).

As a result of a Settlement Agreement signed with the Teva in March 2019 (see also Note 23b), a one-time net income of $4,608 was recorded within the profit from discontinued operation in the fourth quarter and full year ending December 31, 2018.